INTEREST EXPENSES	12 Months Ended
Dec. 31, 2020
INTEREST EXPENSES
INTEREST EXPENSES

22.   INTEREST EXPENSES

	Year ended December 31,
	2018	2019	2020

	(HK$ in thousands)
Interest expenses for margin financing
Due to banks	37,983	36,206	45,545
Due to other licensed financial institutions	24,194	28,636	38,246
Due to other parties	28,771	3,930	—
Interest expenses for securities borrowed
Due to clients	—	1,298	7,984
Due to brokers	1,814	9,077	13,853
Interest expenses for IPO financing
Due to banks	2,862	10,091	79,337
Due to other parties	—	—	125
Total	95,624	89,238	185,090